PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Jun. 30, 2020
PROPERTY AND EQUIPMENT, NET
Schedule of Property and Equipment, Net

Property and equipment as of June 30, 2020 and 2019 consisted of the following:

	Useful life	Salvage
	(years)	value	June 30, 2020	June 30, 2019
Leasehold improvement	20	3%
Vehicles	5	3%	463,425	477,034
Office equipment	5	3%	190,763	196,365
Electric equipment	5	3%	23,841	23,678
Less: accumulated depreciation			(651,437)	(648,946)
Property and equipment, net			$26,592	$48,131